Property, Plant and Equipment, Net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Property, Plant and Equipment, Net [Line Items]
Depreciation expense	¥ 2,872	$ 393	¥ 2,522
Impairment of property, plant and equipment	¥ 1,896		¥ 1,896